Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$167,249	18,882	186,131
Other	33,381	65	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	1,814,214	275,764	2,089,978
Home equity loans	35,601	1,089	36,690
Home equity lines of credit	301,338	32,571	333,909
Installment	4,183	396	4,579
Total loans, net	$2,355,966	328,767	2,684,733
Less: Allowance for loan losses			47,927
Net loans			$2,636,806

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2012 and 2011, the Company had approximately $37.2 million and $32.5 million of real estate construction loans. As of December 31, 2012, approximately $16.4 million are secured by first mortgages to residential borrowers while approximately $20.8 million were to commercial borrowers for residential constructions projects. Of the $32.5 million in real estate construction loans at December 31, 2011, approximately $11.6 million were secured by first mortgages to residential borrowers with the remaining $20.9 million were to commercial borrowers for residential construction projects. The vast majority of construction loans are in the Company's New York market.

At December 31, 2012 and 2011, loans to executive officers, directors, and to associates of such persons aggregated $8.2 million and $9.4 million, respectively. During 2012, approximately $1.8 million of new loans were made and repayments of loans totaled approximately $3.0 million. All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont. Although the loan portfolio is diversified, a portion of its debtors' ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,511	2,698	9,209
Other	124	-	124
Real estate mortgage - 1 to 4 family:
First mortgages	30,329	7,319	37,648
Home equity loans	694	-	694
Home equity lines of credit	4,263	501	4,764
Installment	6	1	7
Total non-accrual loans	41,927	10,519	52,446
Restructured real estate mortgages - 1 to 4 family	231	-	231
Total nonperforming loans	$42,158	10,519	52,677

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

As of December 31, 2012 and 2011, the Company's loan portfolio did not include any subprime mortgages or loans acquired with deteriorated credit quality.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2012 and 2011:

New York and other states:
	December 31, 2012
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,225	3,225	164,024	167,249
Other	-	-	4	4	33,377	33,381
Real estate mortgage - 1 to 4 family:
First mortgages	6,364	2,248	21,341	29,953	1,784,261	1,814,214
Home equity loans	177	216	464	857	34,744	35,601
Home equity lines of credit	604	350	3,044	3,998	297,340	301,338
Installment	40	27	-	67	4,116	4,183

Total	$7,185	2,841	28,078	38,104	2,317,862	2,355,966

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,698	2,698	16,184	18,882
Other	-	-	-	-	65	65
Real estate mortgage - 1 to 4 family:
First mortgages	862	452	5,390	6,704	269,060	275,764
Home equity loans	-	-	-	-	1,089	1,089
Home equity lines of credit	59	29	442	530	32,041	32,571
Installment	9	-	1	10	386	396

Total	$930	481	8,531	9,942	318,825	328,767

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	5,923	5,923	180,208	186,131
Other	-	-	4	4	33,442	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	7,226	2,700	26,731	36,657	2,053,321	2,089,978
Home equity loans	177	216	464	857	35,833	36,690
Home equity lines of credit	663	379	3,486	4,528	329,381	333,909
Installment	49	27	1	77	4,502	4,579

Total	$8,115	3,322	36,609	48,046	2,636,687	2,684,733

New York and other states:
	December 31, 2011
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

At December 31, 2012 and 2011, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status. There are no commitments to extend further credit on nonaccrual or restructured loans.

Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of period	$48,717	$41,911	37,591
Loans charged off:
Commercial-New York and other states*	1,307	171	141
Commercial-Florida	1,192	1,000	4,940
Real estate mortgage - 1 to 4 family - New York and other states*	6,919	4,315	3,754
Real estate mortgage - 1 to 4 family - Florida	3,920	6,990	10,878
Installment-New York and other states*	128	80	150
Installment-Florida	13	2	5
Total loan chargeoffs	13,479	12,558	19,868

Recoveries of loans previously charged off:
Commercial-New York and other states*	112	55	34
Commercial-Florida	26	4	69
Real estate mortgage - 1 to 4 family - New York and other states*	375	477	700
Real estate mortgage - 1 to 4 family - Florida	127	34	89
Installment-New York and other states*	49	43	95
Installment-Florida	-	1	1
Total recoveries	689	614	988
Net loans charged off	12,790	11,944	18,880
Provision for loan losses	12,000	18,750	23,200
Balance at end of period	$47,927	$48,717	41,911

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

	December 31, 2012
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,771	44,069	87	47,927

Total ending allowance balance	$3,771	44,069	87	47,927

Loans:
Individually evaluated for impairment	$9,333	16,740	-	26,073
Collectively evaluated for impairment	210,244	2,443,837	4,579	2,658,660

Total ending loans balance	$219,577	2,460,577	4,579	2,684,733

	December 31, 2011
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,730	-	13,711
Collectively evaluated for impairment	238,182	2,265,259	4,151	2,507,592

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

The Company did not acquire any loans with deteriorated credit quality in 2012 and 2011.

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a troubled debt restructuring (TDR), as impaired loans. A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired. TDR's at December 31, 2012 and 2011 are measured at the present value of estimated future cash flows using the loan's effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2012, 2011 and 2010:

New York and other states:
	December 31, 2012
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,511	7,169	-	5,615
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	12,964	14,143	-	6,075
Home equity loans	623	664	-	260
Home equity lines of credit	1,633	1,735	-	458

Total	$21,855	23,835	-	12,515

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$2,698	3,890	-	5,871
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,472	2,665	-	948
Home equity lines of credit	48	176	-	24

Total	$4,218	6,731	-	6,843

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,209	11,059	-	11,486
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	14,436	16,808	-	7,023
Home equity loans	623	664	-	260
Home equity lines of credit	1,681	1,911	-	482

Total	$26,073	30,566	-	19,358

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,968	5,684	-	5,198
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$8,006	9,289	-	6,987

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,000	9,042	-	6,774
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224

Total	$5,705	10,343	-	6,998

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,968	14,726	-	11,972
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$13,711	19,632	-	13,985

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,617	6,217	-	3,792
Other	126	189	-	179
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$6,079	7,057	-	4,344

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$8,281	12,798	-	9,289
Other	-	-	-	1
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-

Total	$8,281	12,798	-	9,290

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$13,898	19,015	-	13,081
Other	126	189	-	180
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$14,360	19,855	-	13,634

In the preceding tables, the average recorded investment in impaired loans includes the year-to-date average of all impaired loans. The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired. Interest income recognized on impaired loans was not material in 2012, 2011, and 2010.

In response to the OCC interpretation, that was issued in the third quarter of 2012, regarding borrowers who have filed Chapter 7 bankruptcy and did not re-affirm their debt with the Company, the Company classified $10.1 million of previously performing 1-4 family real estate mortgage loans as troubled debt restructurings ("TDR's") as of September 30, 2012. Included in the $10.1 million, were $4.0 million of loans that were reclassified from performing status to non-accrual status due to a collateral deficiency of $804 thousand. The collateral deficiency was charged off during the third quarter of 2012.

Included in impaired loans as of December 31, 2012 are approximately $10.6 million of 1 to 4 family residential real estate loans that were identified as TDR's in accordance with OCC guidance released in the third quarter of 2012.

Management evaluates impairment on commercial and commercial real estate loans that are past due as well as in situations where circumstances dictate that an evaluation is prudent. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time. As a result, as of December 31, 2012 and 2011, based upon management's evaluation and due to the sufficiency of chargeoffs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

As of December 31, 2012, due to the adequacy of the underlying collateral and the sufficiency of prior chargeoffs taken, none of the allowance for loan losses has been allocated to TDR's. During the year ended December 31, 2012, there were $1.7 million of chargeoffs on loans identified as TDR's. Included in the 2012 chargeoffs is $804 thousand related to loans reclassified to non-accrual based on the OCC guidance released in the third quarter of 2012.

The following table presents modified loans by class that were determined to be TDR's that occurred during the years ended December 31, 2012 and 2011:

	December 31, 2012
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	2	$138	138
Real estate mortgage - 1 to 4 family:
First mortgages	95	10,636	10,636
Home equity loans	16	488	488
Home equity lines of credit	30	1,633	1,633

Total	143	$12,895	12,895

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	1,265	1,265
Home equity lines of credit	2	48	48

Total	14	$1,313	1,313

	December 31, 2011
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

As previously noted, included in loans modified and classified as TDR's during the year ended December 31, 2012 are approximately $10.6 million of 1 to 4 family residential real estate loans that were determined to be TDR's in accordance with OCC guidance released in the third quarter of 2012.

The following table presents loans by class modified as TDR's that occurred during the years ended December 31, 2012 and 2011 for which there was a payment default during the same period:

	December 31, 2012
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	22	2,265
Home equity loans	2	13
Home equity lines of credit	5	209

Total	29	$2,487

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	605
Home equity lines of credit	1	47

Total	7	$652

	December 31, 2011
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company's underwriting policy. Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection. Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order. In the case of Chapter 7 bankruptcies, as previously noted, even though there is no modification of terms, the borrowers' debt to the Company was discharged and they did not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms. In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR's that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR's, and a charge-off was taken at that time, if necessary. Collateral values on these loans, as well as all other nonaccrual loans, are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company's loan review process analyzes non-homogeneous loans over $150 thousand, such as commercial and commercial real estate loans, individually by grading the loans based on credit risk. The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company's credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. All substandard loans are considered impaired.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2012
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$155,981	11,268	167,249
Other	33,067	314	33,381

	$189,048	11,582	200,630

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,454	6,428	18,882
Other	65	-	65

	$12,519	6,428	18,947

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,717	7,384	189,101
Other	33,721	13	33,734

	$215,438	7,397	222,835

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,626	7,600	25,226
Other	102	-	102

	$17,728	7,600	25,328

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank's collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2012 and 2011 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2012 and 2011 is presented in the recorded investment in non-accrual loans table.